Derivative Financial Instruments - Effect of Hedge Activity on Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss)
Cost	$ 38,046	$ 40,659	$ 42,655
SG&A expense	23,082	20,604	19,366
Other (income) and expense	861	(968)	1,152
Interest expense	1,288	1,344	723
Cost of services
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	23	68	30
Cost of sales
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	2	51	8
Cost of financing
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	12	(42)	(6)
SG&A expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	141	267	(116)
Other (income) and expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	101	(15)	(434)
Interest expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	35	(93)	(6)
Services
Derivative Instruments, Gain (Loss)
Cost	30,404	32,491	33,687
Sales
Derivative Instruments, Gain (Loss)
Cost	6,934	7,263	7,835
Financing
Derivative Instruments, Gain (Loss)
Cost	$ 708	$ 904	$ 1,132